SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 2,047,299	$ 1,276,976
Additions	705,341	971,666
Disposals	(183,777)	(201,343)
Foreign exchange	21,235
Property, plant and equipment, ending balance	2,590,098	2,047,299
Accumulated depreciation, beginning balance	855,225	747,434
Charge for the period	213,403	266,508
Disposals	(164,649)	(158,717)
Foreign exchange	1,068
Accumulated depreciation, ending balance	905,047	855,225
Net book value	1,685,051	1,192,074
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	164,442	130,328
Additions	138,057	62,145
Disposals	(17,837)	(28,031)
Foreign exchange	159
Property, plant and equipment, ending balance	284,821	164,442
Accumulated depreciation, beginning balance	110,333	92,676
Charge for the period	25,233	41,903
Disposals	(17,197)	(24,246)
Foreign exchange	10
Accumulated depreciation, ending balance	118,379	110,333
Net book value	166,442	54,109
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,770,591	997,416
Additions	557,744	908,221
Disposals	(165,940)	(135,046)
Foreign exchange	21,076
Property, plant and equipment, ending balance	2,183,471	1,770,591
Accumulated depreciation, beginning balance	675,329	591,603
Charge for the period	180,175	205,491
Disposals	(147,452)	(121,765)
Foreign exchange	1,058
Accumulated depreciation, ending balance	709,110	675,329
Net book value	1,474,361	1,095,262
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	51,923	88,889
Additions	9,540	1,300
Disposals		(38,266)
Foreign exchange
Property, plant and equipment, ending balance	61,463	51,923
Accumulated depreciation, beginning balance	24,497	24,635
Charge for the period	5,702	12,568
Disposals		(12,706)
Foreign exchange
Accumulated depreciation, ending balance	30,199	24,497
Net book value	31,264	27,426
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	60,343
Additions
Disposals
Foreign exchange
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation, beginning balance	45,066	38,520
Charge for the period	2,293	6,546
Disposals
Foreign exchange
Accumulated depreciation, ending balance	47,359	45,066
Net book value	$ 12,984	$ 15,277